Fair Values - Summary of Changes in Instruments Included in Fair Value Level 3 (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	$ 42,762,237,350
Transfers	62,629,549	$ 40,683,580
Ending balance	45,669,450,738	42,762,237,350
Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	115,225,264	20,556,654
Transfers	(21,443,562)
Transfers		37,857,836
Recognition	103,000,138	68,500,982
Derecognition	(111,156,059)	(14,731,702)
Income (Loss)	46,201,338	25,097,187
Inflation Effect	(28,425,755)	(22,055,693)
Ending balance	103,401,364	115,225,264
Government Securities | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	38,593,297	0
Transfers	(22,998,436)
Transfers		33,392,910
Recognition	49,346,749	9,277,383
Derecognition	(61,869,015)	(2,201,549)
Income (Loss)	14,816,519	4,608,364
Inflation Effect	(7,703,883)	(6,483,811)
Ending balance	10,185,231	38,593,297
Debt Securities at fair value through profit or loss | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	5,777,682	710,941
Transfers	8,063,579	4,464,926
Recognition	19,589,571	6,314,083
Derecognition	(19,376,074)	(4,018,431)
Income (Loss)	3,127,128	(324,022)
Inflation Effect	(2,229,968)	(1,369,815)
Ending balance	14,951,918	5,777,682
Other Debt Securities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	2,868,154,374
Ending balance	2,652,698,866	2,868,154,374
Other Debt Securities | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	3,093,537	0
Transfers	(3,138,179)
Transfers		0
Recognition	0	2,972,043
Derecognition	0	0
Income (Loss)	786,551	121,494
Inflation Effect	(741,909)	0
Ending balance	0	3,093,537
Other Financial Assets
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	1,845,561,213
Ending balance	187,686,033	1,845,561,213
Other Financial Assets | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	25,053,644	0
Transfers	552,960	0
Recognition	19,526,601	27,439,736
Derecognition	(29,910,970)	(3,137,304)
Income (Loss)	7,572,858	751,212
Inflation Effect	(6,166,462)	0
Ending balance	16,628,631	25,053,644
Investments in Equity Instruments | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	42,707,104	19,845,713
Transfers	(3,923,486)
Transfers		0
Recognition	14,537,217	22,497,737
Derecognition	0	(5,374,418)
Income (Loss)	19,898,282	19,940,139
Inflation Effect	(11,583,533)	(14,202,067)
Ending balance	$ 61,635,584	$ 42,707,104